American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
August 31, 2022

International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Australia — 10.4%
ALS Ltd.	705,599	5,678,109
carsales.com Ltd.	223,344	3,405,025
Cleanaway Waste Management Ltd.	624,504	1,186,123
Corporate Travel Management Ltd.(1)	264,186	3,441,429
IDP Education Ltd.(2)	267,955	5,275,120
IGO Ltd.	522,629	4,677,153
Lynas Rare Earths Ltd.(1)	759,622	4,538,033
NEXTDC Ltd.(1)	582,709	4,118,248
OZ Minerals Ltd.	185,839	3,202,729
Shopping Centres Australasia Property Group	1,066,784	1,970,318
Steadfast Group Ltd.	1,264,330	4,327,205
Worley Ltd.	460,405	4,509,529
		46,329,021
Belgium — 2.8%
D'ieteren Group	51,354	7,741,692
Euronav NV	299,149	4,823,543
		12,565,235
Canada — 7.3%
Brookfield Infrastructure Corp., Class A	123,401	5,873,888
Colliers International Group, Inc. (Toronto)	23,268	2,710,451
Descartes Systems Group, Inc.(1)	58,466	4,118,684
ECN Capital Corp.	628,520	2,555,523
Finning International, Inc.	149,275	3,216,570
Kinaxis, Inc.(1)	51,741	5,966,161
Tricon Residential, Inc. (Toronto)	277,361	2,895,359
Whitecap Resources, Inc.(2)	700,370	5,103,393
		32,440,029
Denmark — 2.7%
ALK-Abello A/S(1)	195,799	3,640,264
Jyske Bank A/S(1)	111,550	5,583,624
Royal Unibrew A/S	34,721	2,601,293
		11,825,181
Finland — 2.4%
Huhtamaki Oyj	182,411	6,387,511
Metso Outotec Oyj	452,556	3,539,507
QT Group Oyj(1)(2)	13,469	682,886
		10,609,904
France — 3.5%
Alten SA	9,126	1,122,049
Elis SA	357,041	4,565,814
Nexans SA	55,712	5,090,211
SPIE SA	220,783	4,806,749
		15,584,823
Germany — 1.0%
Hensoldt AG	190,662	4,240,004
Ireland — 1.1%
AIB Group PLC	2,218,318	5,032,086
Israel — 3.0%
CyberArk Software Ltd.(1)	26,398	3,808,703

Inmode Ltd.(1)	137,220	4,382,807
Nova Ltd.(1)	50,043	4,970,271
		13,161,781
Italy — 2.3%
Italgas SpA	119,356	613,930
Leonardo SpA	562,758	4,605,499
MARR SpA	167,523	1,967,333
Sesa SpA	16,337	1,996,971
Unipol Gruppo SpA	276,058	1,156,018
		10,339,751
Japan — 29.7%
Amvis Holdings, Inc.(2)	147,500	5,849,997
Asics Corp.	280,600	5,130,522
BayCurrent Consulting, Inc.	20,100	5,906,785
Fukuoka Financial Group, Inc.	413,700	7,392,684
IHI Corp.	165,100	4,409,211
Internet Initiative Japan, Inc.	146,800	5,301,790
Invincible Investment Corp.	14,861	4,570,046
Japan Airport Terminal Co. Ltd.(1)	107,400	4,432,086
Japan Hotel REIT Investment Corp.	13,231	6,522,860
Jeol Ltd.	113,600	4,549,785
m-up Holdings, Inc.	255,000	2,638,132
MatsukiyoCocokara & Co.	173,700	6,892,021
Menicon Co. Ltd.	201,800	4,844,881
Nagoya Railroad Co. Ltd.	332,700	5,147,054
Nextage Co. Ltd.	252,900	5,490,717
Nippon Gas Co. Ltd.	435,600	6,933,914
Open House Group Co. Ltd.	57,400	2,246,519
Rohto Pharmaceutical Co. Ltd.	221,600	6,670,299
Sanwa Holdings Corp.	613,700	6,072,529
SCSK Corp.	262,900	4,280,878
SHO-BOND Holdings Co. Ltd.	108,100	4,665,793
Tokyo Ohka Kogyo Co. Ltd.	47,700	2,338,838
Toyo Suisan Kaisha Ltd.	172,000	7,055,337
Ushio, Inc.	353,500	4,291,545
Visional, Inc.(1)(2)	87,300	4,652,237
West Holdings Corp.(2)	129,400	4,089,403
		132,375,863
Netherlands — 4.8%
AMG Advanced Metallurgical Group NV	168,568	4,303,904
Arcadis NV	94,680	3,018,331
ASR Nederland NV	136,487	5,570,613
Basic-Fit NV(1)(2)	122,145	4,662,353
BE Semiconductor Industries NV	32,304	1,534,560
OCI NV	59,459	2,232,259
		21,322,020
Norway — 3.6%
Aker Solutions ASA	1,664,407	6,527,473
Bakkafrost P/F	47,054	2,753,407
Storebrand ASA	865,842	6,930,254
		16,211,134
Singapore — 1.5%
SATS Ltd.(1)(2)	1,794,800	5,183,136
TDCX, Inc., ADR(1)	151,089	1,498,803
		6,681,939

Spain — 2.3%
Acciona SA	35,457	6,944,829
CIE Automotive SA	139,210	3,413,868
		10,358,697
Sweden — 6.2%
AddTech AB, B Shares	236,735	3,321,065
Avanza Bank Holding AB	123,768	1,983,879
Axfood AB	88,626	2,671,419
Hexatronic Group AB	471,761	4,595,073
Holmen AB, B Shares	48,122	2,064,652
MIPS AB	45,069	2,030,893
Scandic Hotels Group AB(1)(2)	1,169,994	4,154,695
Trelleborg AB, B Shares	203,291	4,224,426
Vitrolife AB	106,736	2,545,152
		27,591,254
Switzerland — 4.5%
DKSH Holding AG	70,965	5,279,986
PSP Swiss Property AG	44,981	5,088,834
SIG Group AG(1)	276,542	6,484,114
Tecan Group AG(1)	9,153	3,367,938
		20,220,872
United Kingdom — 8.9%
Diploma PLC	133,015	3,869,945
Endava PLC, ADR(1)	44,146	4,458,746
Golar LNG Ltd.(1)	73,496	2,004,236
Greggs PLC	120,921	2,584,755
Pets at Home Group PLC	656,789	2,413,040
QinetiQ Group PLC	969,245	3,916,344
RS GROUP PLC	364,021	4,579,246
Tate & Lyle PLC	465,202	4,119,470
Tritax Big Box REIT PLC	2,107,712	4,066,296
Watches of Switzerland Group PLC(1)	440,714	4,003,371
Wise PLC, Class A(1)	605,892	3,414,656
		39,430,105
TOTAL COMMON STOCKS (Cost $446,222,527)		436,319,699
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE Small-Cap ETF(2) (Cost $3,072,109)	56,636	3,102,520
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,529,991	15,529,991
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,545	20,545
		15,550,536
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $982,611), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $960,602)		960,544
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 5/15/30, valued at $4,896,013), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $4,800,297)		4,800,000
		5,760,544
TOTAL SHORT-TERM INVESTMENTS (Cost $21,311,080)		21,311,080
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $470,605,716)		460,733,299
OTHER ASSETS AND LIABILITIES — (3.5)%		(15,521,699)
TOTAL NET ASSETS — 100.0%		$445,211,600

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.8%
Consumer Discretionary	11.7%
Information Technology	10.1%
Financials	9.2%
Materials	8.0%
Consumer Staples	7.7%
Health Care	6.6%
Real Estate	6.2%
Utilities	5.4%
Energy	5.3%
Communication Services	2.0%
Exchange-Traded Funds	0.7%
Short-term Investments	4.8%
Other Assets and Liabilities	(3.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,926,035. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,965,946, which includes securities collateral of $14,435,955.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	5,873,888	26,566,141	—
Israel	13,161,781	—	—
Singapore	1,498,803	5,183,136	—
United Kingdom	6,462,982	32,967,123	—
Other Countries	—	344,605,845	—
Exchange-Traded Funds	3,102,520	—	—
Short-Term Investments	15,550,536	5,760,544	—
	45,650,510	415,082,789	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.